Consolidated Statements Of Cash Flows $ in Thousands, ₩ in Millions	12 Months Ended
	Dec. 31, 2021 KRW (₩)	Dec. 31, 2021 USD ($)	Dec. 31, 2020 KRW (₩)	Dec. 31, 2019 KRW (₩)
Cash flows from operating activities:
Profit for the year	₩ 4,384,381	$ 3,698,339	₩ 3,515,578	₩ 3,312,628
Adjustment for non-cash items
Net gains on financial assets at fair value through profit or loss	(274,515)	(231,561)	(566,447)	(438,567)
Net losses (gains) on derivative financial instruments for hedging purposes	213,996	180,511	(52,696)	(3,835)
Adjustment of fair value of derivative financial instruments	0	0	(3,198)	282
Provision for credit losses	1,185,133	999,691	1,043,498	670,185
Net losses (gains) on financial investments	97,813	82,508	(278,805)	(206,192)
Share of loss (profit) of associates and joint ventures	(93,526)	(78,892)	43,750	(16,451)
Depreciation and amortization expense	850,614	717,515	874,911	784,431
Depreciation and amortization expense on VOBA	156,074	131,653	173,866	192,459
Other net losses (gains) on property and equipment/intangible assets	1,974	1,665	(124,218)	(33,238)
Share-based payments	101,935	85,985	49,364	49,418
Provision for policy reserves	2,761,135	2,329,089	2,709,818	1,546,271
Post-employment benefits	237,315	200,181	235,231	232,701
Net interest income	256,736	216,564	458,210	313,550
Gains on foreign currency translation	(665,282)	(561,183)	(116,786)	(74,488)
Gain on a bargain purchase	(288)	(243)	(145,067)	0
Other expenses	721,459	608,569	524,742	390,074
Adjustment for non-cash items (Sub-total)	5,550,573	4,682,052	4,826,173	3,406,600
Changes in operating assets and liabilities
Financial asset at fair value through profit or loss	(6,149,781)	(5,187,500)	(7,139,647)	(916,415)
Derivative financial instruments	39,343	33,187	(38,376)	(644,342)
Loans measured at fair value through other comprehensive income	(24,618)	(20,766)	81,803	15,536
Loans measured at amortized cost	(41,457,544)	(34,970,514)	(31,126,636)	(21,681,258)
Current income tax assets	10,581	8,925	(54,539)	(9,091)
Deferred income tax assets	(92,967)	(78,420)	(15,108)	803
Other assets	(3,724,562)	(3,141,764)	(9,126,046)	(3,668,385)
Financial liabilities at fair value through profit or loss	759,989	641,071	(3,247,108)	(77,231)
Deposits	32,497,922	27,412,840	27,381,662	28,480,993
Current income tax liabilities	(102,273)	(86,270)	323,313	(266,204)
Deferred income tax liabilities	294,130	248,106	(125,066)	234,992
Other liabilities	1,314,561	1,108,866	3,216,600	1,212,080
Changes in operating assets and liabilities (Sub-total)	(16,635,219)	(14,032,239)	(19,869,148)	2,681,478
Net cash inflow (outflow) from operating activities	(6,700,265)	(5,651,848)	(11,540,694)	9,400,706
Cash flows from investing activities:
Net cash flows from derivative financial instruments for hedging purposes	427	360	(64,177)	(206,680)
Disposal of financial asset at fair value through profit or loss	13,788,604	11,631,045	14,169,758	11,364,615
Acquisition of financial asset at fair value through profit or loss	(12,298,792)	(10,374,350)	(13,923,371)	(12,359,886)
Disposal of financial investments	50,825,909	42,872,973	83,143,443	69,489,132
Acquisition of financial investments	(56,633,996)	(47,772,245)	(92,206,817)	(79,083,472)
Disposal of investments in associates and joint ventures	678,636	572,447	210,266	26,185
Acquisition of investments in associates and joint ventures	(261,881)	(220,903)	(515,342)	(92,200)
Disposal of property and equipment	7,016	5,918	6,465	12,786
Acquisition of property and equipment	(286,613)	(241,765)	(424,862)	(608,736)
Disposal of investment property	177,033	149,332	646,263	94,207
Acquisition of investment property	(118,961)	(100,347)	(53,196)	(806,088)
Disposal of intangible assets	8,203	6,919	14,303	14,694
Acquisition of intangible assets	(191,696)	(161,701)	(182,859)	(333,557)
Net cash flows from changes in ownership of subsidiaries	374,992	316,316	(1,951,245)	91,592
Others	75,105	63,353	142,961	62,984
Net cash outflow from investing activities	(3,856,014)	(3,252,648)	(10,988,410)	(12,334,424)
Cash flows from financing activities:
Net cash flows from derivative financial instruments for hedging purposes	5,870	4,952	(16,202)	(28,631)
Net increase in borrowings	7,321,582	6,175,944	10,683,659	5,027,313
Increase in debentures	121,767,039	102,713,656	119,705,016	93,655,747
Decrease in debentures	(117,509,585)	(99,122,383)	(107,760,800)	(96,145,669)
Increase (decrease) in other payables to trust accounts	(509,106)	(429,444)	2,326,495	(68,648)
Dividends paid to shareholders of the Parent Company	(981,879)	(828,240)	(861,092)	(759,736)
Dividends paid on hybrid securities	(71,537)	(60,344)	(22,860)	(6,513)
Acquisition of treasury shares	0	0	0	(274,317)
Issuance of hybrid securities	1,142,233	963,503	1,296,783	399,205
Increase (decrease) in non-controlling interests	(24,145)	(20,367)	(25,658)	574,580
Redemption of principal elements of lease payments	(253,248)	(213,621)	(235,498)	(229,750)
Others	(65,826)	(55,526)	172,433	134,027
Net cash inflow from financing activities	10,821,398	9,128,130	25,262,276	2,277,608
Effect of exchange rate changes on cash and cash equivalents	158,249	133,488	(171,805)	137,019
Net increase (decrease) in cash and cash equivalents	423,368	357,122	2,561,367	(519,091)
Cash and cash equivalents at the beginning of the year	8,685,092	7,326,100	6,123,725	6,642,816
Cash and cash equivalents at the end of the year	₩ 9,108,460	$ 7,683,222	₩ 8,685,092	₩ 6,123,725